FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21306
                                   ---------

                          FRANKLIN MUTUAL RECOVERY FUND
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             101 JOHN F.KENNEDY PARKWAY, SHORT HILLS, NJ 07078-2789
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

        MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        -------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (954) 527-7500
                                                           --------------

Date of fiscal year end: 03/31
                         -----

Date of reporting period: 6/30/05
                          --------

ITEM 1. SCHEDULE OF INVESTMENTS.



FRANKLIN MUTUAL RECOVERY FUND

QUARTERLY STATEMENT OF INVESTMENTS
JUNE 30, 2005

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ...................................................   3
Notes to Statement of Investments ..........................................   8

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o Templeton o MUTUAL SERIES


                                          Quarterly Statement of Investments | 1

                       This page intentionally left blank.

FRANKLIN MUTUAL RECOVERY FUND

STATEMENT OF INVESTMENTS, JUNE 30, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  SHARES/WARRANTS/
                                                                                     COUNTRY         CONTRACTS             VALUE
------------------------------------------------------------------------------------------------------------------------------------
           COMMON STOCKS AND OTHER EQUITY INTERESTS 70.6%
           AIRLINES 3.6%
        (a)ACE Aviation Holdings Inc. ..........................................      Canada            187,758        $  6,107,384
        (a)ACE Aviation Holdings Inc., A, 144A .................................      Canada             10,020             325,930
    (a),(b)Air Canada Inc., Contingent Distribution ............................      Canada          4,442,455                  --
                                                                                                                       ------------
                                                                                                                          6,433,314
                                                                                                                       ------------
           COMMERCIAL BANKS 0.5%
    (a),(c)Cerberus NCB Acquisition LP Ltd., wts., 8/29/13 .....................       Japan            243,712             347,290
    (a),(c)Elephant Capital Holdings Ltd. ......................................       Japan                286             543,698
                                                                                                                       ------------
                                                                                                                            890,988
                                                                                                                       ------------
           DIVERSIFIED FINANCIAL SERVICES 1.3%
           London Stock Exchange PLC ...........................................  United Kingdom        272,700           2,401,104
                                                                                                                       ------------
           DIVERSIFIED TELECOMMUNICATION SERVICES 9.8%
(a),(c),(d)AboveNet Inc. .......................................................   United States         39,586             948,615
(a),(b),(d)Abovenet Inc., Contingent Distribution ..............................   United States      2,387,000                  --
           MCI Inc. ............................................................   United States        150,200           3,861,642
        (a)NTL Inc. ............................................................  United Kingdom         80,320           5,495,495
    (a),(b)Telewest Communications PLC, Contingent Distribution ................  United Kingdom      1,290,000                  --
        (a)Telewest Global Inc. ................................................  United Kingdom        328,192           7,476,214
                                                                                                                       ------------
                                                                                                                         17,781,966
                                                                                                                       ------------
           ELECTRIC UTILITIES 0.0%
        (a)Entegra/Union Power, 144A ...........................................   United States         19,505                  --
                                                                                                                       ------------
           FOOD & STAPLES RETAILING 1.9%
        (a)Neighborcare Inc. ...................................................   United States        101,600           3,370,072
                                                                                                                       ------------
           FOOD PRODUCTS 2.2%
           Orkla ASA ...........................................................      Norway            107,300           3,957,047
                                                                                                                       ------------
           HEALTH CARE EQUIPMENT & SUPPLIES 4.7%
        (e)Guidant Corp. .......................................................   United States        126,900           8,540,370
                                                                                                                       ------------
           HEALTH CARE PROVIDERS & SERVICES 6.5%
        (a)Accredo Health Inc. .................................................   United States         78,100           3,545,740
        (a)Beverly Enterprises Inc. ............................................   United States        342,600           4,364,724
    (a),(d)Kindred Healthcare Inc. .............................................   United States        103,800           3,905,942
    (a),(d)Kindred Healthcare Inc., Jan. 9.07 Calls, 1/01/13 ...................   United States             25                 714
    (a),(d)Kindred Healthcare Inc., Jan. 25.99 Calls, 1/01/14 ..................   United States             25                 291
    (a),(d)Kindred Healthcare Inc., Jan. 26.00 Calls, 1/01/12 ..................   United States             25                 291
    (a),(d)Kindred Healthcare Inc., Jul. 23.75 Calls, 7/17/11 ..................   United States             83               1,152
                                                                                                                       ------------
                                                                                                                         11,818,854
                                                                                                                       ------------
           HOTELS, RESTAURANTS & LEISURE 2.8%
        (a)Aztar Corp. .........................................................   United States         84,500           2,894,125
    (a),(b)Trump Atlantic, Contingent Distribution .............................   United States      5,150,000             185,400
        (a)Trump Entertainment Resorts Inc. ....................................   United States        152,691           2,076,597
                                                                                                                       ------------
                                                                                                                          5,156,122
                                                                                                                       ------------
           INSURANCE 4.9%
    (a),(c)Imagine Group Holdings Ltd. .........................................      Bermuda           287,034           2,939,667
    (a),(c)Symetra Financial ...................................................   United States         51,200           5,888,000
                                                                                                                       ------------
                                                                                                                          8,827,667
                                                                                                                       ------------


                                          Quarterly Statement of Investments | 3

FRANKLIN MUTUAL RECOVERY FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  SHARES/WARRANTS/
                                                                                     COUNTRY         CONTRACTS             VALUE
------------------------------------------------------------------------------------------------------------------------------------
           COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
           IT SERVICES 1.3%
        (a)Sungard Data Systems Inc. ...........................................  United States          68,300        $  2,402,111
                                                                                                                       ------------
           MEDIA 2.1%
        (a)Hollinger Inc. ......................................................      Canada            116,800             572,035
           Hollinger International Inc. ........................................  United States         112,700           1,015,314
           News Corp. Ltd., A ..................................................  United States         139,900           2,263,582
                                                                                                                       ------------
                                                                                                                          3,850,931
                                                                                                                       ------------
           METALS & MINING 2.1%
           Anglo American PLC ..................................................   South Africa         162,804           3,817,747
    (a),(c)PIG IRON LLC ........................................................   United States         65,000                 284
                                                                                                                       ------------
                                                                                                                          3,818,031
                                                                                                                       ------------
           MULTILINE RETAIL 2.1%
           May Department Stores Co. ...........................................  United States          92,500           3,714,800
                                                                                                                       ------------
           OIL, GAS & CONSUMABLE FUELS 6.0%
           Pogo Producing Co. ..................................................  United States         118,200           6,136,944
           Premcor Inc. ........................................................  United States          64,900           4,814,282
                                                                                                                       ------------
                                                                                                                         10,951,226
                                                                                                                       ------------
           PAPER & FOREST PRODUCTS 2.8%
        (e)Weyerhaeuser Co. ....................................................  United States          80,900           5,149,285
                                                                                                                       ------------
           PHARMACEUTICALS 3.4%
           Astellas Pharmaceutical Inc. ........................................      Japan              40,005           1,367,908
           Sanofi-Aventis ......................................................      France             58,374           4,795,928
                                                                                                                       ------------
                                                                                                                          6,163,836
                                                                                                                       ------------
           SOFTWARE 3.9%
        (a)Macromedia Inc. .....................................................  United States          30,800           1,177,176
    (a),(e)Veritas Software Corp. ..............................................  United States         237,500           5,795,000
                                                                                                                       ------------
                                                                                                                          6,972,176
                                                                                                                       ------------
           TOBACCO 3.8%
           Imperial Tobacco Group PLC ..........................................  United Kingdom        132,112           3,557,162
           KT&G Corp. ..........................................................   South Korea           25,620           1,003,006
        (e)Reynolds American Inc. ..............................................  United States          29,500           2,324,600
                                                                                                                       ------------
                                                                                                                          6,884,768
                                                                                                                       ------------
           WIRELESS TELECOMMUNICATION SERVICES 4.9%
    (a),(e)Nextel Communications Inc., A .......................................  United States         202,400           6,539,544
        (a)Western Wireless Corp., A ...........................................  United States          54,600           2,309,580
                                                                                                                       ------------
                                                                                                                          8,849,124
                                                                                                                       ------------
           TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS (COST $116,820,395) ..                                        127,933,792
                                                                                                                       ------------


4 | Quarterly Statement of Investments

FRANKLIN MUTUAL RECOVERY FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                     COUNTRY           SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
           PREFERRED STOCKS 2.7%
           ELECTRIC UTILITIES 0.0%(F)
        (a)Montana Power Co., 8.45%, pfd. ......................................  United States           1,020        $      8,415
                                                                                                                       ------------
           METALS & MINING 2.7%
    (c),(d)Esmark Inc., Series A, 10.00%, cvt. pfd. ............................  United States           4,962           4,962,000
                                                                                                                       ------------
           TOTAL PREFERRED STOCKS (COST $4,971,979)                                                                       4,970,415
                                                                                                                       ------------

                                                                                                  -------------------
                                                                                                  PRINCIPAL AMOUNT(g)
                                                                                                  -------------------
           CORPORATE BONDS & NOTES 7.6%
           ACE Aviation Holdings Inc., cvt., 144A, 4.25%, 6/1/35 ...............      Canada            430,000CAD          357,134
           Calpine Corp., senior note, 8.25%, 8/15/05 ..........................  United States          55,000              54,931
           Calpine Generating Co., FRN, 11.169%, 4/01/11 .......................  United States         416,000             380,640
           Entegra/Union Power,
           (j)LOC Facility, FRN, 6/01/12 .......................................  United States         304,033             304,033
              Term Loan A, 4.00%, 6/01/12 ......................................  United States         993,676             730,352
              Term Loan B, 9.00%, 6/01/20 ......................................  United States         956,874             703,302
           (j)Working Capital Facility, FRN, 6/ 01/12 ..........................  United States          45,605              45,605
           Eurotunnel PLC,
              Senior Tranche G2 Term Loan A, 144A, FRN, 5.939%, 12/15/12 .......  United Kingdom         65,100GBP          111,958
              Tier 2, FRN, 6.149%, 12/31/18 ....................................  United Kingdom          9,600GBP           13,242
              Tier 3, FRN, 6.149%, 12/31/25 ....................................  United Kingdom      3,615,500GBP        2,137,395
           Eurotunnel SA,
              Senior Tranche H1 Term Loan (KfW Advance), 8.78%, 12/15/12 .......      France             18,500EUR           21,713
              Tier 3 (LIBOR), FRN, 3.44%, 12/31/25 .............................      France          2,850,800EUR        1,138,319
              Tier 3 (PIBOR), FRN, 3.438%, 12/31/25 ............................      France             41,370EUR           16,519
          Motor Coach Industries International Inc., FRN, 16.32%, 12/01/08 .....  United States       2,903,488           2,903,488
        (c)Seton House Finance Ltd., zero cpn., 2/07/12 ........................  United Kingdom      5,782,000EUR        2,119,146
           Trump Entertainment Resorts Inc., 8.50%, 5/20/15 ....................  United States       2,725,691           2,674,585
                                                                                                                       ------------
           TOTAL CORPORATE BONDS & NOTES (COST $16,482,441) ....................                                         13,712,362
                                                                                                                       ------------
           CORPORATE BONDS & NOTES IN REORGANIZATION 14.7%
        (h)Adelphia Communications Corp.,
              9.25%, 10/01/02 ..................................................  United States       1,987,000           1,718,755
              8.125%, 7/15/03 ..................................................  United States         950,000             826,500
              9.875%, 3/01/05 ..................................................  United States          22,000              19,030
              10.25%, 11/01/06 .................................................  United States       5,105,000           4,364,775
              9.875%, 3/01/07 ..................................................  United States          13,000              11,343
              8.375%, 2/01/08 ..................................................  United States          31,000              27,125
              7.75%, 1/15/09 ...................................................  United States          90,000              78,300
              7.875%, 5/01/09 ..................................................  United States          12,000              10,200
              9.375%, 11/15/09 .................................................  United States       2,322,000           2,066,580
              10.875%, 10/01/10 ................................................  United States          71,000              62,125
              10.25%, 6/15/11 ..................................................  United States         958,000             864,595
        (h)Armstrong Holdings Inc.,
              9.75%, 4/15/08 ...................................................  United States          59,000              48,970
              7.45%, 5/15/29 ...................................................  United States       1,286,000           1,028,800
              Revolver, 10/29/03 ...............................................  United States          42,075              33,239
              Trade Claim ......................................................  United States       4,131,400           3,263,806


                                          Quarterly Statement of Investments | 5

FRANKLIN MUTUAL RECOVERY FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                   COUNTRY       PRINCIPAL AMOUNT(g)       VALUE
------------------------------------------------------------------------------------------------------------------------------------
           CORPORATE BONDS & NOTES IN REORGANIZATION (CONT.)
        (h)Century Communications Corp.,
              8.875%, 1/15/07 ..................................................  United States           5,000        $      5,125
              8.75%, 10/01/07 ..................................................  United States          29,000              29,290
              8.375%, 12/15/07 .................................................  United States       1,699,000           1,749,970
              Series B, zero cpn., 1/15/08 .....................................  United States       1,060,000             651,900
              zero cpn., 3/15/03 ...............................................  United States          33,000              30,525
        (h)Mirant Corp.,
              364 Day Revolver, 7/16/03 ........................................  United States       4,436,350           3,393,808
           (j)4 Year Revolver, 7/17/05 .........................................  United States         131,051             109,427
           (j)Tranche C Revolver, 4/01/04 ......................................  United States          11,009               8,422
    (h),(j)Owens Corning, Revolver, 6/26/02 ....................................  United States       5,453,178           6,189,357
                                                                                                                       ------------
           TOTAL CORPORATE BONDS & NOTES IN REORGANIZATION (COST $22,136,891) ..                                         26,591,967
                                                                                                                       ------------
           GOVERNMENT AGENCIES (COST $3,898,189) 2.2%
    (e),(i)Federal Home Loan Bank, 7/01/05 - 7/22/05 ...........................                      3,898,189           3,898,154
                                                                                                                       ------------
           TOTAL INVESTMENTS (COST $164,309,895) 97.8% .........................                                        177,106,690
           SECURITIES SOLD SHORT (12.2)% .......................................                                        (22,092,549)
           NET UNREALIZED GAIN ON FORWARD EXCHANGE CONTRACTS 0.2% ..............                                            450,812
           OTHER ASSETS, LESS LIABILITIES 14.2% ................................                                         25,631,613
                                                                                                                       ------------
           NET ASSETS 100.0% ...................................................                                       $181,096,566
                                                                                                                       ============

                                                                                                     ------------
                                                                                                        SHARES
                                                                                                     ------------
           SECURITIES SOLD SHORT 12.2%
           DIVERSIFIED FINANCIAL SERVICES 1.6%
           Nasdaq 100 ..........................................................  United States          77,600        $  2,857,232
                                                                                                                       ------------
           DIVERSIFIED TELECOMMUNICATION SERVICES 3.8%
           Alltel Corp. ........................................................  United States          29,500           1,837,260
           Sprint Corp. ........................................................  United States         202,700           5,085,743
                                                                                                                       ------------
                                                                                                                          6,923,003
                                                                                                                       ------------
           HEALTH CARE PROVIDERS & SERVICES 0.4%
           Medco Health Solutions Inc. .........................................  United States          15,100             805,736
                                                                                                                       ------------
           MULTILINE RETAIL 1.2%
           Federated Department Stores Inc. ....................................  United States          28,800           2,110,464
                                                                                                                       ------------
           OIL, GAS & CONSUMABLE FUELS 1.4%
           Valero Energy Corp. .................................................  United States          32,000           2,531,520
                                                                                                                       ------------
           PHARMACEUTICALS 1.3%
           Johnson & Johnson ...................................................  United States          36,748           2,388,620
                                                                                                                       ------------
           SOFTWARE 2.5%
           Adobe Systems Inc. ..................................................  United States          42,300           1,210,626
           Symantec Corp. ......................................................  United States         150,200           3,265,348
                                                                                                                       ------------
                                                                                                                          4,475,974
                                                                                                                       ------------
           TOTAL SECURITIES SOLD SHORT (PROCEEDS $21,340,135) ..................                                       $ 22,092,549
                                                                                                                       ------------


6 | See Notes to Statement of Investments. | Quarterly Statement of Investments

FRANKLIN MUTUAL RECOVERY FUND

CURRENCY ABBREVIATIONS:

CAD - Canadian Dollar
EUR - Euro
GBP - British Pound

SELECTED PORTFOLIO ABBREVIATIONS:

FRN   - Floating Rate Notes
LIBOR - London InterBank Offered Rate
LOC   - Letter of Credit
LP    - Limited Partnership
PIBOR - Paris InterBank Offered Rate

(a)   Non-income producing.

(b) Contingent Distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

(c)   See Note 2 regarding restricted and illiquid securities.

(d)   See Note 3 regarding other considerations.

(e) A portion or all of the security is segregated with broker for securities sold short.

(f)   Rounds to less than 0.05% of net assets.

(g)   The principal amount is stated in U.S. dollars unless otherwise indicated.

(h)   Defaulted security.

(i) A portion or all of the security is traded on a discount basis with no stated coupon rate.

(j)   A portion or all of the security is subject to unfunded loan commitments.


 Quarterly Statement of Investments | See Notes to Statement of Investments. | 7

FRANKLIN MUTUAL RECOVERY FUND

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Franklin Mutual Recovery Fund (the Fund) is registered under the Investment Company Act of 1940 as a non-diversified, closed-end, continuously offered investment company.

1. INCOME TAXES

At June 30, 2005, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

Cost of investments ..........................................    $ 164,456,306
                                                                  =============
Unrealized appreciation ......................................    $  19,501,869
Unrealized depreciation ......................................       (6,851,485)
                                                                  -------------
Net unrealized appreciation (depreciation) ...................    $  12,650,384
                                                                  =============

2. FORWARD EXCHANGE CONTRACTS

At June 30, 2005, the Fund had the following forward exchange contracts outstanding:

------------------------------------------------------------------------------------------------------------
                                                              IN           SETTLEMENT            UNREALIZED
 CONTRACTS TO SELL                                       EXCHANGE FOR         DATE               GAIN (LOSS)
------------------------------------------------------------------------------------------------------------
         1,693,000   Euro ....................    U.S.   $ 2,221,866        08/23/05       U.S.   $ 169,143
       906,790,000   Korean Won ..............               895,000        09/20/05                 18,389
         8,841,743   British Pounds ..........            16,041,847        09/21/05                243,249
       116,163,712   Japanese Yen ............             1,119,015        09/28/05                 61,819
        21,751,798   Norwegian Krone .........             3,398,177        12/06/05                 47,959
         4,400,000   Euro ....................             5,421,064        05/23/06                 10,991
                                                         -----------                              ---------
                                                  U.S.   $29,096,969                                551,550
                                                         ===========                              ---------
                     Unrealized gain on forward exchange contracts .................       U.S.   $ 551,550
                                                                                                  ---------

------------------------------------------------------------------------------------------------------------
                                                              IN           SETTLEMENT            UNREALIZED
 CONTRACTS TO SELL                                       EXCHANGE FOR         DATE               GAIN (LOSS)
------------------------------------------------------------------------------------------------------------
         7,723,049   Canadian Dollars ........    U.S.   $ 6,230,101        10/21/05       U.S.   $ (92,938)
           740,089   Canadian Dollars ........               600,000        01/23/06                 (7,626)
           100,000   Euro ....................               122,783        05/23/06                   (174)
                                                         -----------                              ---------
                                                  U.S.   $ 6,952,884 ...............               (100,738)
                                                         ===========                              ---------
                     Unrealized loss on forward exchange contracts                                 (100,738)
                                                                                                  ---------
                               Net unrealized gain on forward exchange contracts ...       U.S.   $ 450,812
                                                                                                  =========


8 | Quarterly Statement of Investments

FRANKLIN MUTUAL RECOVERY FUND

3. RESTRICTED AND ILLIQUID SECURITIES

At June 30 , 2005, the Fund held investments in restricted and illiquid securities, valued in accordance with procedures approved by the Fund's Board of Trustees as reflecting fair value, as follows:

-------------------------------------------------------------------------------------------------------------------
SHARES/WARRANTS/
   PRINCIPAL                                                           ACQUISITION
     AMOUNT          ISSUER                                                DATE            COST             VALUE
-------------------------------------------------------------------------------------------------------------------
      39,586         AboveNet Inc. .................................      9/03/03       $1,511,610      $   948,615
     243,712         Cerberus NCB Acquisition LP Ltd., Wts.,
                      8/29/13 ......................................     10/21/03          121,856          347,290
         286         Elephant Capital Holdings Ltd. ................     10/22/03          286,248          543,698
       4,962         Esmark Inc., Series A, 10.00%, cvt. pfd. ......     11/08/04        4,962,000        4,962,000
     287,034         Imagine Group Holdings Ltd. ...................      8/31/04        2,939,659        2,939,667
      65,000         PIG IRON LLC ..................................      4/13/05              239              284
   5,782,000         Seton House Finance Ltd.,
                      zero cpn., 2/07/12 ...........................     12/01/03        2,106,180        2,119,146
      51,200         Symetra Financial .............................      7/27/04        5,120,000        5,888,000
                                                                                                        -----------
TOTAL RESTRICTED SECURITIES (9.80% of Net Assets) ..................                                    $17,748,700
                                                                                                        ===========

4. OTHER CONSIDERATIONS

Directors or employees of Franklin Mutual Advisers LLC, the Fund's Investment Manager, may serve as members on the board of directors of certain companies in which the Fund invests and/or may represent the Fund in certain corporate negotiations. At June 30, 2005, such individuals serve in one or more of these capacities for AboveNet Inc., Esmark Inc., and Kindred Healthcare Inc. As a result of this involvement, the Investment Manager may be in posession of certain material non-public informaton which, pursuant to the Fund's policies and the requirements of the federal securities laws, could prevent the Fund from trading in the securities of such companies for limited or extended periods of time.


For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                                          Quarterly Statement of Investments | 9



ITEM 3. EXHIBITS.

(a) Certifications pursuant to Section 30a-2 of the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MUTUAL RECOVERY FUND

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date August 19, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date August 19, 2005



By /s/GALEN G. VETTER
   ------------------------------
      Galen G. Vetter
      Chief Financial Officer
Date August 19, 2005